Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Assets Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	$ 37,178,393	$ 23,220,782
Insurance Contracts Liabilities	(723,224,667)	(249,901,470)
Reinsurance Contract Assets	59,124,372	67,655,158
Reinsurance Contracts Liabilities	0	(5,115,361)
Life
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	16,732,843	3,587,156
Insurance Contracts Liabilities	(504,509,364)	(5,536,739)
Reinsurance Contract Assets	285,510	0
Reinsurance Contracts Liabilities		(1,084,203)
Non Life
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	20,445,550	19,633,626
Insurance Contracts Liabilities	(218,715,303)	(244,364,731)
Reinsurance Contract Assets	$ 58,838,862	67,655,158
Reinsurance Contracts Liabilities		$ (4,031,158)